Accounts payable and accrued liabilities (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Gross Accrued liabilities	607,184	671,260
Trade payables, payroll withholdings and other	1,016,540	676,665
Accrued liabilities Non Current	1,623,724	1,347,925
Consultants and professional fees
Gross Accrued liabilities	114,640	167,500
Commissions payable on survey contracts
Gross Accrued liabilities		122,400
Survey expenses
Gross Accrued liabilities	29,686	18,508
Board of Directors' fees
Gross Accrued liabilities	60,000	98,612
Wages and bonuses payable
Gross Accrued liabilities	351,780	183,198
Vacation pay
Gross Accrued liabilities	51,078	81,042